Millennium Funds, Inc.



                           The Millennium Growth Fund

                       The Millennium Growth & Income Fund




















                                                    ANNUAL REPORT

                                                    June 30, 2002

Dear Fellow Shareholders:

We are pleased to provide you with this annual report update on the Millennium Funds' investment results, and an overview of the capital markets and the general equities outlook.

Although the six months ending June 30, 2002 presented an extremely difficult environment for equity investments, As you will see in the performance chart, our funds managed to surpass their primary equity benchmarks by substantial margins. Longer-term results also appear in the performance chart.

Out of the 23 industry groups which comprise the S&P 500 index, only one industry group, real estate, managed to post a positive gain for the second quarter. Meanwhile many industry groups struggled, with media and pharmaceuticals/biotechnology each falling by more than 20%.

The US economy showed a few encouraging signs such as strong GDP growth, low rates of inflation, declining bond yields, strong productivity gains, and continued strong sales in automobiles and the housing sector. All these positively encouraging signs appeared to be over shadowed by a seemingly un-ending barrage of corporate accounting scandals, continued violence in the Middle East, escalating tensions between Pakistan and India (two atomic powers) and the continued presence of potential terrorist attacks on the US.

As if issues about the fairness and accuracy of financial statements were not enough, evidence began to surface about senior level executives and board members of a number of companies engaged in activities to benefit themselves at the expense of the shareholders and their struggling companies.

Undoubtedly, these unsettling times may seem difficult to bear; However, we believe in the merit to the old adage, "It is darkest just before dawn". We will continue to work as hard as possible to identify the best investment opportunities and to generate good long-term investment results.

We greatly appreciate your loyalty and the confidence you have placed in us.

Sincerely,


/s/Robert A. Dowlett
Robert A. Dowlett
Portfolio Manager

--------------------------------------------------------------------------------
 MILLENNIUM GROWTH FUND
 SCHEDULE OF INVESTMENTS
 June 30, 2002
--------------------------------------------------------------------------------

Shares           Security Description                               Value
------           --------------------                               -----
 Common Stock   (1.26%)

 Electronic Components  (1.26%)
          30,000 Ramtron International Corp. *                     63,600
                                                                   ------

 Networking Products  (0.00%)
               1 Qlogic Corp. *                                        10
                                                                       --

 TOTAL COMMON STOCKS  (Cost $515,550)                              63,610
                                                                   ------

 US Treasury Obligations  (97.29%)
       4,897,207 US Treasury Bills, 7/11/02                     4,897,207
                                                                ---------

TOTAL US TREASURY OBLIGATIONS (Cost $4,987,178)                 4,897,207
                                                                ---------

Money Market Funds -  1.93%
          97,040 Union Bank Money Market                           97,040
                                                                   ------
                  (Current Yield 1.50%)

TOTAL CASH EQUIVALENTS                                           $ 97,040
                                                                 --------

TOTAL INVESTMENTS -  100.48%                                  $ 5,057,857
                                                              -----------
          Cost ($5,509,778)

OTHER ASSETS LESS LIABILITIES -  -0.48%                           (24,293)
                                                                  --------

NET ASSETS -  100.00%                                         $ 5,033,564
                                                              ===========

 * Non Income Producing Securities


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 MILLENNIUM GROWTH & INCOME FUND
 SCHEDULE OF INVESTMENTS
 June 30, 2002
--------------------------------------------------------------------------------

Shares           Security Description                               Value
------           --------------------                               -----
 Common Stock   (1.55%)

 Electric Utilities  (1.55%)
          10,000 Calpine Corporation *                           $ 70,300
                                                                 --------

 TOTAL COMMON STOCKS  (Cost $139,200)                              70,300
                                                                   ------

 Limited Partnerships   (.87%)

 Natural Gas Utilities  (.87%)
           1,100 Northern Border Partners LP                     $ 39,358
                                                                 --------

 TOTAL LIMITED PARTNERSHIPS (Cost $43,922)                         39,358
                                                                   ------

 Real Estate Investment Trusts   (4.12%)

 Real Estate Operations  (4.12%)
          10,000 Cresent Real Estate Equities Trust             $ 187,000
                                                                ---------

 TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $191,000)              187,000
                                                                  -------

 US Treasury Obligations  (90.19%)
       4,097,663 US Treasury Bills, 7/11/02                     4,097,663
                                                                ---------

TOTAL US TREASURY OBLIGATIONS (Cost $4,097,639)                 4,097,663
                                                                ---------


TOTAL INVESTMENTS -  96.73%                                   $ 4,394,321
                                                              -----------
          Cost ($4,471,761)

OTHER ASSETS LESS LIABILITIES -  3.27%                            148,933
                                                                  -------

NET ASSETS -  100.00%                                         $ 4,543,254
                                                              ===========

 * Non Income Producing Securities


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES
 June 30, 2002
--------------------------------------------------------------------------------


                                                                     Millennium
                                                    Millennium        Growth &
                                                      Growth           Income
                                                       Fund             Fund
                                                       ----             ----

Assets:
     Investment Securities at Market Value         $ 5,057,857      $ 4,394,321
          (Cost  $5,509,778 and  $4,471,761,
             respectively)
     Cash                                                    -            6,048
     Dividends and Interest Receivable                       4                -
     Organizational Costs                                  279            8,400
     Receivable for Securities Sold                          -          158,245
                                                            --          -------
               Total Assets                          5,058,140        4,567,014
                                                     ---------        ---------
Liabilities:
     Payable to Custodian Bank                          16,163           14,824
     Payable for Shareholder Redemptions                   971            6,683
     Accrued Expenses                                    7,442            2,253
                                                         -----            -----
               Total Liabilities                        24,576           23,760
                                                        ------           ------
Net Assets                                         $ 5,033,564      $ 4,543,254
                                                   ===========      ===========

Net Assets Consist of:
     Paid-In Capital                              $ 17,036,306     $ 10,475,140
     Accumulated Undistributed Realized
Gain (Loss) on Investments - Net                   (11,550,821)      (5,854,446)
     Unrealized Appreciation/(Depreciation)
       in Value of Investments Based on
       Identified Cost - Net                          (451,921)         (77,440)
                                                      ---------         --------
Net Assets                                         $ 5,033,564      $ 4,543,254
                                                   ===========      ===========

Shares of Benefical Interest, No Par Value             923,351          770,864
Per Share Net Asset Value and Offering Price            $ 5.45           $ 5.89

Per Share Redemption Price (Note 5)                     $ 5.34           $ 5.77


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS
 June 30, 2002
--------------------------------------------------------------------------------

                                                                     Millennium
                                                    Millennium        Growth &
                                                      Growth           Income
                                                       Fund             Fund
Investment Income:
     Dividends                                           $ 500         $ 26,349
     Interest                                           74,092           51,781
                                                        ------           ------
          Total Investment Income                       74,592           78,130
Expenses:
    Investment Advisory                                 53,597           47,313
     Administration Fees                                 4,167            4,167
     Transfer Agent                                     27,097           26,067
     Custodian Fees                                      3,236            3,236
     Accounting                                          6,500            6,500
     Legal                                               8,137            7,170
     Audit                                               6,307            6,307
     Directors Fees and Expenses                           591              518
     Compliance                                         14,956           16,142
     Miscellaneous                                      11,913           12,763
                                                        ------           ------
Total Expenses                                         136,501          130,183
     Fees reimbursed (Note 3)                            3,879           (6,501)
                                                         -----           -------
Net Expenses                                           140,380          123,682

Net Investment Loss                                    (65,788)         (45,552)
                                                       --------         --------

Realized and Unrealized (Loss) on Investments:
     Realized (Loss) on Investments                 (2,906,318)      (2,476,935)
     Unrealized Appreciation on Investments            298,876          343,333
                                                       -------          -------
Net Realized and Unrealized (Loss) on Investments   (2,607,442)      (2,133,602)
                                                    -----------      -----------

Net Increase (Decrease) in Net Assets from
  Operations                                      $ (2,673,230)    $ (2,179,154)
                                                  =============    =============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 MILLENNIUM GROWTH FUND
 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                  Year ending      Year ending
                                                 June. 30, 2002   June 30, 2001
                                                 --------------   -------------
FROM OPERATIONS:
     Net Investment Income                           $ (65,788)      $ (190,106)
     Net Realized Gain (Loss) on Investments        (2,906,318)      (8,644,503)
     Net Unrealized Appreciation (Depreciation)        298,876       (4,437,832)
                                                       -------       -----------
     Increase (Decrease) in Net Assets from
       Operations                                   (2,673,230)     (13,272,441)
From Distributions to Shareholders:
     Net Realized Gain from Security
       Transactions                                          0       (1,035,877)
                                                            --       -----------
     Net (Decrease) in Net Assets from
       Distributions                                         0       (1,035,877)
From Capital Share Transactions:
     Proceeds From Sale of Shares                      406,947        7,332,871
     Shares Issued on Reinvestment of Dividends              0          948,224
     Cost of Shares Redeemed                        (1,326,092)      (8,707,613)
                                                    -----------      -----------
Net Increase (Decrease) in Net Assets from
  Shareholder Activity                                (919,145)        (426,518)

NET ASSETS:
Net Increase (Decrease) in Net Assets               (3,592,375)     (14,734,836)
Net Assets at Beginning of Period                    8,625,939       23,360,775
                                                     ---------       ----------
Net Assets at End of Period                        $ 5,033,564      $ 8,625,939
                                                   ===========      ===========

SHARE TRANSACTIONS:
     Issued                                             70,322          501,991
     Reinvested                                              0           69,467
     Redeemed                                         (220,505)        (687,266)
                                                      ---------        ---------
Net Increase (Decrease) in Shares                     (150,183)        (115,808)
Shares Outstanding at Beginning of Period            1,073,534        1,189,342
                                                     ---------        ---------
Shares Outstanding at End of Period                    923,351        1,073,534
                                                       =======        =========

Accumulated Undistributed Net Investment
  Income                                                    $0               $0
                                                            ==               ==


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 MILLENNIUM GROWTH & INCOME FUND
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                  Year ending      Year ending
                                                 June 30, 2002    June 30, 2001
                                                 -------------    -------------
FROM OPERATIONS:
     Net Investment Income                           $ (45,552)       $ (94,051)
     Net Realized Gain (Loss) on Investments        (2,476,935)      (3,299,882)
     Net Unrealized Appreciation (Depreciation)        343,333       (4,272,344)
                                                       -------       -----------
     Increase (Decrease) in Net Assets from
       Operations                                   (2,179,154)      (7,666,277)
From Distributions to Shareholders:
     Net Realized Gain from Security Transactions            0       (2,501,448)
                                                            --       -----------
     Net Decrease in Net Assets from Distributions           0       (2,501,448)
From Capital Share Transactions:
     Proceeds From Sale of Shares                    1,163,835        9,374,188
     Shares Issued on Reinvestment of Dividends              0        2,229,668
     Cost of Shares Redeemed                          (737,101)     (11,547,590)
                                                      ---------     ------------
Net Increase in Net Assets from Shareholder Activity   426,734           56,266

NET ASSETS:
Net Increase  in Net Assets                         (1,752,420)     (10,111,459)
Net Assets at Beginning of Period                    6,295,674       16,407,133
                                                     ---------       ----------
Net Assets at End of Period                        $ 4,543,254      $ 6,295,674
                                                   ===========      ===========

SHARE TRANSACTIONS:
     Issued                                            180,534          553,535
     Reinvested                                              0          166,393
     Redeemed                                         (109,329)        (966,803)
                                                      ---------        ---------
Net Increase (Decrease) in Shares                       71,205         (246,875)
Shares Outstanding at Beginning of Period              699,659          946,534
                                                       -------          -------
Shares Outstanding at End of Period                    770,864          699,659
                                                       =======          =======

Accumulated Undistributed Net Investment Income             $0               $0
                                                            ==               ==

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------
 MILLENNIUM GROWTH FUND
 FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period

                               Year      Year      Year      Year    7/16/1997*
                              ending    ending    ending    ending      to
                             6/30/2002 6/30/2001 6/30/2000 6/30/1999 6/30/1998
                             --------- --------- --------- --------- ---------

Net Asset Value at Beginning
  of Period                   $ 8.04   $ 19.64   $ 16.41   $ 11.78   $ 10.00
                              ------   -------   -------   -------   -------

Net Investment Income          (0.06)    (0.18)    (0.15)    (0.15)    (0.07)
Net Gains or Losses on
  Securities (Realized and
  Unrealized)                  (2.53)   (10.52)     8.03      7.50      1.85
                               ------   -------     ----      ----      ----
     Total from Investment
       Operations              (2.59)   (10.70)     7.88      7.35      1.78

Distributions from Net
  Investment Income              -         -         -         -         -
Distributions from Capital
  Gains                          -       (0.90)    (4.65)    (2.72)      -
                                --       ------    ------    ------      -
     Total Distributions         -       (0.90)    (4.65)    (2.72)      -

Net Asset Value at  End of
  Period                      $ 5.45    $ 8.04   $ 19.64   $ 16.41   $ 11.78
                              ======    ======   =======   =======   =======

Total Return                  (32.21)%  (56.48)%   55.34 %   65.99 %   17.80 %

Ratios/Supplemental Data:
Net Assets at End of Period
  (000's omitted)            $ 5,034   $ 8,626  $ 23,361   $ 8,459   $ 9,869
Ratio of Expenses to Average
  Net Assets
   After reimbursement/waiver
     of fees                    2.52 %    2.01 %    1.45 %    1.45 %    1.45 %**
   Before reimbursement/waiver
     of fees                    2.45 %    2.85 %    1.82 %    3.46 %    2.48 %**
Ratio of Net Investment Income
  to Average Net Assets        (1.18)%   (1.22)%   (1.05)%   (0.85)%   (0.87)**

Portfolio Turnover Rate         99 %     128 %     105 %     984 %     111 %





  *Commencement of Operations
**Annualized


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 MILLENNIUM GROWTH & INCOME FUND
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period

                               Year      Year      Year      Year    2-26-98*
                              ending    ending    ending    ending      to
                             6/30/2002 6/30/2001 6/30/2000 6/30/1999 6/30/1998
                             --------- --------- --------- --------- ---------

Net Asset Value at Beginning
  of Period                   $ 9.00   $ 17.33   $ 13.83   $ 10.00   $ 10.00
                              ------   -------   -------   -------   -------

Net Investment Income          (0.07)    (0.13)    (0.14)    (0.06)      -
Net Gains or Losses on Securities
(Realized and Unrealized)      (3.04)    (5.95)     7.19      4.12       -
                               ------    ------     ----      ----       -
     Total from Investment
       Operations              (3.11)    (6.08)     7.05      4.06       -

Distributions from Net
  Investment Income              -         -         -         -         -
Distributions from Capital
  Gains                          -       (2.25)    (3.55)    (0.23)      -
                                --       ------    ------    ------     --
     Total Distributions         -       (2.25)    (3.55)    (0.23)      -

Net Asset Value at  End of
  Period                      $ 5.89    $ 9.00   $ 17.33   $ 13.83   $ 10.00
                              ======    ======   =======   =======   =======

Total Return                  (34.56)%  (39.21)%   57.04 %   40.79 %    0.00 %

Ratios/Supplemental Data:
Net Assets at End of Period
  (000's omitted)            $ 4,543   $ 6,296  $ 16,407   $ 8,781   $ 1,172
Ratio of Expenses to Average Net Assets
   After reimbursement/waiver
     of fees                    2.52 %    2.05 %    1.45 %    1.45 %    1.45 %**
   Before reimbursement/waiver
     of fees                    2.65 %    2.94 %    2.04 %    2.24 %    5.31 %**
Ratio of Net Investment Income
  to Average Net Assets        (0.93)%   (0.69)%   (1.00)%   (0.47)%   (1.45)**

Portfolio Turnover Rate        164 %     167 %     128 %     579 %       0 %





 *Commencement of Operations
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MILLENNIUM FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS
   June 30, 2002
--------------------------------------------------------------------------------

Note 1. Organization


The Millennium Growth Fund (the "Growth Fund") and the Millennium Growth & Income Fund (the "Growth & Income Fund") are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940, as amended (the "Act"). The Growth Fund and the Growth & Income Fund (each a "Fund" and collectively, the "Funds") are each a series of Millennium Funds, Inc. (the "Company"). The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997 and the Growth & Income Fund commenced operations on June 26, 1998.


Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of each Fund:


Security Valuation - On each Fund business day, the Company determines the net asset value per share of each Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by each Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Company's Board of Directors pursuant to the Company's valuation procedures. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at net asset value.


Security Transactions and Investment Income - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

Repurchase Agreements - Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, each Fund may have difficulties disposing of such securities.

Distributions to Shareholders - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are

--------------------------------------------------------------------------------
MILLENNIUM FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS
   (CONTINUED)
   June 30, 2002
--------------------------------------------------------------------------------

based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by the Funds.


Federal Taxes - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Expense Allocation - The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds in proportion to each Fund's average daily net assets.


Organization Costs - The Growth Fund incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth & Income Fund incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

Adoption of New Accounting Principle - In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide applies to annual financial statements issued after December 15, 2000. The adoption of the Guide does not have a significant effect on the financial statements.

Note 3. Advisory Fees and Other Transactions with Related Parties


Investment Advisor - The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides each Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of 0.95% of the average daily net assets of the Fund.


As of November 1, 2000, the Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 2.50% of average net assets annually. Any reductions made by the Advisor in its fees and expenses it reimburses may be subject to recapture by the Funds, if the recapture is approved by the Funds' Board of Directors and the Funds are able to effect such recapture and comply with any expense limitations in effect at that time. The Advisor is entitled to recoup fees waived or expenses reimbursed for either Fund in succeeding years in the event that the expense ratio of a Fund in those years is below the 2.50% cap (without fee waivers or expense reimbursements). For the year ending June 30, 2002 the Advisor has reimbursed the Growth Fund in the amount of $3,841, and Advisor was reimbursed by the

--------------------------------------------------------------------------------
MILLENNIUM FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS
   (CONTINUED)
   June 30, 2002
--------------------------------------------------------------------------------

Growth & Income Fund $6,539. As of June 30, 2002, the cumulative reimbursed expenses subject to recapture by the Advisor for the Growth Fund and Growth & Income Fund amounted to $314,472 and $184,736, respectively.

Directors' Fees - Disinterested Directors are compensated with an annual retainer plus a meeting fee as well as reimbursement for any expenses incurred in connection with attending each meeting. For the year ended June 30, 2002, directors' fees and expenses were $591 and $518 for the Growth Fund and the Growth & Income Fund, respectively.


Note 4. Security Transactions

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the year ended June 30, 2002 for the Growth Fund and Growth & Income Fund were as follows:

                                    Millennium                Millennium
                                   Growth Fund           Growth & Income Fund
                                   -----------           --------------------

    Cost of Purchases               $3,477,070                $9,334,690
    Proceeds from Sales              7,460,580                 5,912,253


For federal income tax purposes, the tax cost basis of investment securities, net unrealized appreciation of investments, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation for all securities, and the capital loss carryovers (expiring beginning in 2009) available to offset future capital gains, as of June 30, 2002, were as follows:

                                       Millennium             Millennium
                                      Growth Fund        Growth & Income Fund
                                      -----------        --------------------

Aggregate Gross Unrealized
  Appreciation                             29                     24
Aggregate Gross Unrealized
  Depreciation                       (451,950)               (77,464)

Net Unrealized Depreciation          (451,921)               (77,440)

Capital Loss Carryovers            (5,597,206)            (5,527,133)


Note 5. Redemption Fees

Shares of the Growth Fund and the Growth & Income Fund held less than 180 days are subject to a 2% Redemption Fee. Redemption Fees are paid to each Fund to offset transaction costs.

--------------------------------------------------------------------------------
MILLENNIUM FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS
   (CONTINUED)
   June 30, 2002
--------------------------------------------------------------------------------






   This report is provided for the general information of the shareholders of
     Millennium Funds, Inc. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Directors
Millennium Funds, Inc.:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the Millennium Growth Fund and the Millennium Growth & Income Fund (two of the portfolios constituting the Millennium Funds, Inc. ("the Funds")) as of June 30, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Millennium Funds, Inc. as of June 30, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.




/s/McCurdy & Associates CPA's, Inc.
McCurdy & Associates CPA's, Inc.
Westlake, Ohio
July 11, 2002

                             DIRECTORS AND OFFICERS

     The business and affairs of Millennium Funds, Inc. ("Millennium") are managed under the direction of Millennium's Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the directors and officers of Millennium is set forth below. Directors who are not deemed to be "interested persons" of Millennium as defined in the Investment Company Act of 1940 (the "1940 Act") are referred to as "Independent Directors." Directors who are deemed to be interested persons of Millennium as defined in the 1940 Act are referred to as "Interested Directors." Millennium's Statement of Additional Information includes additional information about the directors and is available upon request by calling toll free 1-800-535-9169.

                                                        Number of
                          Term of      Principal     Portfolios in     Other
Name,      Position(s)  Office and    Occupation(s)  Fund Complex  Directorships
Address,    Held with    Length of     During Past 5  Overseen by     Held by
and Age(1)  the Funds  Time Served(2)  Years          Director(3)   Director(4)
----------  ---------   ------------   -----          -----------   -----------

INDEPENDENT DIRECTORS

D. Ian       Director     Since     Exigen since 2000       2             0
Hopper                    1997      Chief Software
(42)                                Architect, Northern
                                    Telecon 1982-2000


Mark T.      Director     Since     Professional Investor   2             0
Mortarotti                1997      since 2001.  Support
(47)                                Engineer, Hewlett
                                    Packard Co.,
                                    1986-2001.

INTERESTED DIRECTOR

Robert A.    Director     Since     President and CEO,      2             0
Dowlett      and          1997      Millennium Capital
(34) (5)     President              Advisors, Inc.,
                                    since 1995,


OFFICER

Lisa         Secretary    Since     Operations Manager,   N/A            N/A
DeAlba                    1997      Ridgeway Helms
(40)                                Securities Corp.
                                    since 1996


1 Each director or officer may be contacted by writing to the director or officer, c/o Millennium Funds, 400 Montgomery Street, Suite 800, San Francisco, CA 94104.
2 Each director holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the director dies, resigns or is removed.
3 The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. There are currently two Funds in the Fund Complex.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 Robert A. Dowlett is an "interested person" by reason of his positions as President and CEO of the Investment Adviser.